Revenue from contract with customers (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of disaggregation of revenue from contracts with customers
The table below presents revenue by service contract type, geographic market, and the timing of performance obligation satisfaction (in thousands):

	Three months ended March 31,
	2026	2025
Type of service (1)
Social casino game	$76,946	$70,281
Geographic market (1)
U.S.	57,468	61,014
International	19,478	9,267
Total	$76,946	$70,281
Timing of revenue recognition (1)
Over time	76,805	70,203
At a point in time	141	78
Total (1)	$76,946	$70,281
(1)iGaming revenues are excluded and amounted to $17,176 thousand for the three months ended March 31, 2026 and $13,211 thousand for the three months ended March 31, 2025.
The following table disaggregates revenue between Third-Party Platforms and Direct-to-Consumers (in thousands):

	Three months ended March 31,
	2026	2025
Third-Party Platforms	$42,968	$61,284
Direct-to-Consumers (1)	33,978	8,997
Total (2)	$76,946	$70,281
(1)Direct-to-Consumer (“DTC”) revenue represents revenue from purchases made through Company-owned channels, including web storefront transactions and other direct payment flows.
(2)iGaming revenues are excluded and amounted to $17,176 thousand for the three months ended March 31, 2026 and $13,211 thousand for the three months ended March 31, 2025.

Schedule of contract assets and contract liabilities
The following table summarizes our opening and closing balances in contract assets and contract liabilities (in thousands):

	March 31, 2026	December 31, 2025
Contract assets (1)	$421	$518
Contract liabilities (2)	1,494	1,861
(1)Contract assets are included within prepaid expenses and other assets in our consolidated interim financial position.
(2)The amount of revenue recognized during the current year from the contract liabilities balance at the beginning of the reporting period is $1,861 thousand for the three months ended March 31, 2026 and $1,754 thousand for the three months ended March 31, 2025.